26. Customer Charges Due (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due		R$ 150,025	R$ 141,712	R$ 277,458
Energy Development Account (CDE)
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due	[1]	121,912	136,450
Tariff flags
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due		22,427	0
Global Reversal Reserve (RGR)
DisclosureOfCustomerChargesDueLineItems [Line Items]
Customer charges due		R$ 5,686	R$ 5,262

[1]	Aneel published Resolutions No. 2,002/2017, No. 2,204/2017 and No. 2,231/2017.